Segment Information (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Information [Line Items]
Number of operating segment	single	single	single
Net of revenue operating percentage	1.57%	1.21%
Southeast region [Member]
Segment Information [Line Items]
Net of revenue operating percentage	58.60%	57.70%	55.20%
Brazilian Regions [Member]
Segment Information [Line Items]
Net of revenue operating percentage	41.40%	42.30%	44.80%
Segment Information [Member]
Segment Information [Line Items]
Number of operating segment	1